Document And Entity Information	Oct. 04, 2021
Document Information [Line Items]
Entity, Registrant Name	FIRST TRINITY FINANCIAL CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 04, 2021
Entity, Incorporation, State or Country Code	OK
Entity, File Number	000-52613
Entity, Tax Identification Number	34-1991436
Entity, Address, Address Line One	7633 E. 63rd Place, Suite 230
Entity, Address, City or Town	Tulsa
Entity, Address, State or Province	OK
Entity, Address, Postal Zip Code	74133-1246
City Area Code	918
Local Phone Number	249-2438
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001395585